Business Combination - Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed (Details) - USD ($)			12 Months Ended
	Feb. 19, 2025	Mar. 13, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Cash consideration				$ 400,000
Assets
Goodwill			$ 344,156	$ 344,156
LBSM
Business Combination [Line Items]
Cash consideration		$ 400,000
Acquisition installments payable (matures in August, 2026)		385,156
Fair value of total purchase consideration		785,156
Assets
Total fair value of net assets acquired		441,000
Goodwill		344,156
LBSM | Technical License
Assets
Technical License Management		$ 441,000	441,000
MGO
Business Combination [Line Items]
Cash consideration	$ 14,258,460		$ 14,258,460
Fair value of total purchase consideration	14,258,460
Assets
Cash and cash equivalents	1,246,240
Accounts receivable, prepaid expenses and other current assets	405,357
Inventories	941,879
Property, plant and equipment	195,955
Trademark	530,000
Accounts payable and accrued expenses	(143,145)
Total fair value of net assets acquired	3,176,286
Goodwill	$ 11,082,174